Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefit expenses [Abstract]
Schedule of Employee benefit expenses

Employee benefit expenses (not including directors remuneration) comprise:

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars
Salary	33,263	31,865	28,585	10,695
Bonus	5,326	5,834	3,770	1,713
	38,589	37,699	32,355	12,408

Schedule of Key management personnel expenses

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars
Salary and management fees	5,039	5,013	6,158	1,620
Bonus	4,840	5,434	3,520	1,556
Directors remuneration	345	403	550	111
	10,224	10,850	10,228	3,287